STOCK OPTIONS	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021
Share-Based Payment Arrangement [Abstract]
STOCK OPTIONS

NOTE 3 – STOCK OPTIONS

The following table presents the Company’s stock option activity for employees and directors of the Company for the year ended March 31, 2022:

	Number of Options	Weighted Average Exercise Price ($)
Outstanding at December 31, 2021	23,628,962	0.05
Granted	-	-
Exercised	-	-
Forfeited or expired	-	-
Outstanding at March 31, 2022	23,628,962	0.05
Number of options exercisable at March 31, 2022	18,324,767	0.05

The stock options outstanding as of March 31, 2022, have been separated into exercise prices, as follows:

Exercise price	Stock options outstanding	Weighted average remaining contractual life – years	Stock options vested
	As of March 31, 2022
0.0011	46,762		46,762
0.05	23,582,200	4.75	18,278,005
	23,628,962	4.75	18,324,767

Compensation expense recorded by the Company in respect of its stock-based compensation awards for the period ended March 31, 2022 was $27 thousands and are included in General and Administrative expenses in the Statements of Operations.

NOTE 7 – STOCK OPTIONS

A.	On August 15, 2021, the Company’s board of directors determined to increase the number of shares reserved for issuance under the 2018 Stock Incentive Plan to 90,000,000 shares of common stock thereunder and recommended to the Company shareholders to approve the increase in the pool. The Board also determined to grant to each of Ilanit Halperin and David Kretzmer, directors of the Company, a grant of options to purchase 9,425,680 shares of common stock, and Doron Birger, a Company director, options to purchase 2,365,420 shares, in each case at per share exercise price of $0.05 per share, provided, that such grant is subject to approval by the shareholders of the increase in the plan pool. The options vest over a two year period, in eight (8) equal installments, with the first instalment vesting on the third month anniversary of each individual’s start date and each further instalment on each subsequent third month anniversary, where the start date is, in the case of Ilanit Halperin February 27, 2020, in the case of Doron Birger September 20, 2020 and in the case of David Kretzmer is March 1, 2021, subject to such individual’s continued service with the Company.

On December 29, 2021 the Company’s board of directors approved the grants of the options. The fair value at December 29, 2021 was determined using the Black-Scholes pricing model, assuming a risk free rate of 1.29%, a volatility factor of 152.1%, dividend yields of 0% and an expected life of 5 years. The Company estimated the fair value of each option granted at December 29, 2021 at $0.022, totaling $519 thousands. Total share based compensation expenses during the year ended December 31, 2021 amounted to $456 thousands. The remaining expense of $63 thousands will be recognized over a weighted average period of approximately 0.5 years.

The following table presents the Company’s stock option activity for employees and directors of the Company for the years ended December 31, 2021 and 2020:

	Number of Options	Weighted Average Exercise Price
Outstanding at January 1, 2020	521,065	0.0011
Granted	-	-
Exercised	-	-
Forfeited or expired	(474,303)	0.0011
Outstanding at December 31, 2020	46,762	0.0011
Granted	23,582,200	0.05
Exercised	-	-
Forfeited or expired	-	-
Outstanding at December 31, 2021	23,628,962	0.05
Number of options exercisable at December 31, 2021	15,672,670	0.05

The intrinsic value of options outstanding and exercisable at December 31, 2021 totaled $1 thousand.

During 2020, an amount 28,222,082 shares were granted to a service provider and 1,411,104 shares were granted to the Chief Financial Officer, see note 6 above.

CITRINE GLOBAL CORP.

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS